Change in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Change in NonCash Operating Working Capital
Trade and other receivables	$ (13,506)	$ (7,810)
Inventories	(6,062)	(2,475)
Prepaid expenses and other	(5,277)	(2,097)
Trade and other payables	(1,100)	(306)
Net changes in the working capital	$ (25,945)	$ (12,688)